Millennial Acquisition - Summary of Assets Acquired and Liabilities Received Asset Acquisition (Details) - Millennial Lithium [Member] $ in Thousands	Dec. 31, 2022 USD ($)
Disclosure In Tabular Form Of Assets Acquired And Liabilities Received Asset Acquisition [Line Items]
Cash and cash equivalents	$ 33,636
Receivables, prepaids and deposits	999
Property, plant and equipment	4,211
Exploration and evaluation assets	338,050
Accounts payable and accrued liabilities	(17,167)
Net assets acquired	$ 359,729